Goodwill Allocation to Cash Generating Units CGU Identified According to Type of Operation (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Oct. 13, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 237		¥ 182
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	182		¥ 182
Xiamen Airlines Company Limited [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 55	¥ 55